CASH AND CASH EQUIVALENTS AND RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2020
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH
Schedule of cash and cash equivalents and restricted cash

	December 31, 2020	December 31, 2019
		(Restated)
Restricted cash	1,056,037	1,305,781

Cash and cash equivalents	9,631,152	7,778,853

	10,687,189	9,084,634

	December 31, 2020	December 31, 2019
		(Restated)
Balances shown in the consolidated balance sheet	9,631,152	7,778,853
Bank overdrafts	(899,955)	—
Balances per consolidated statement of cash flows	8,731,197	7,778,853

Schedule of cash and cash equivalents and restricted cash denominated in foreign currency

	December 31, 2020	December 31, 2019
		(Restated)
RMB	9,581,174	7,878,530
USD	1,095,713	1,195,720
HKD	2,763	4,423
EUR	2,055	1,943
Others	5,484	4,018

	10,687,189	9,084,634